                        Supplement dated July 27, 2000
                       To Prospectus dated April 14, 2000
                    For GE Life & Annuity Separate Account 4
                                  P1153 12/99



The purpose of this supplement is to revise certain information contained in your prospectus dated April 14, 2000.


Please note throughout your prospectus:

 .  The name of the Value Equity Fund for GE Investments Funds, Inc. should read Mid-Cap Value Equity Fund.
 .  AIM Variable Insurance Funds, Inc. should be changed to reflect AIM Variable
   Insurance Funds.
 . The name of AIM V.I. Telecommunications Fund for AIM Variable Insurance Funds should read AIM V.I. Telecommunications and Technology Fund.

Additionally, please note the following changes:

 .  Under AIM Advisors, Inc., delete the reference to subadvised by INVESCO Asset
   Management Limited.
 .  In the footnote for GE Investments Funds - S&P 50 Index Fund, GE Investment
   Management Incorporated should be changed to GE Asset Management
   Incorporated.
 .  At the end of the subadvised information for Fidelity Variable Insurance
   Products VIP Overseas Portfolio, Fidelity Variable Insurance Products
   Fund III VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio and VIP III Mid-Cap Portfolio add:

          and Fidelity Investments Japan Limited; beginning January 1, 2001, FMR Co., Inc. will subadvise.

The Contract - Ownership

     Add the following in the second paragraph after the first sentence:

     Unless state law requires us to allow non-spousal joint owners, you may name only your spouse as joint owner.

Annuity Payment Options - Annuity Payouts

     Delete the third sentence in the first paragraph, adding the following:

     The Annuity Payout rate may vary by state. We, however, assume an investment rate of 5% per year as applied to the applicable mortality table.

Please delete the Appendix and replace with the following:

                                   Appendix B

Standardized Performance Data

We may advertise the historical total returns for the Investment Subaccounts according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subaccount assumes that an investment has been held in the Investment Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in Separate Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subaccount charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subaccount would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subaccounts for periods from the date on which a particular portfolio was first available in Separate Account 4 to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999. Although the Contract did not exist during the periods shown in Table 1 below, the returns of the Investment Subaccounts shown have been adjusted to reflect current Investment Subaccount charges imposed under the Contract. The total returns shown in Table 1 deduct all fees and charges (reflecting all portfolio expenses, the administrative expense charge and the mortality and expense risk charge (combined annual percentage of .75% of Contract Value)) assessed under the Contract. We assume that you make a complete surrender of the Contract at the end of the period

                                    Table 1

                           Standardized Total Returns


                                                                                                   From the
                                                    For the          For the       For the       Inception in
                                                    1-year            5-year       10-year         Separate      Date of Inception*
                                                 period ended      period ended  period ended     Account  to       in Separate
                                                   12/31/99          12/31/99      12/31/99        12/31/99           Account
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
  AIM V.I. Aggressive Growth Fund                     n/a               n/a          n/a              n/a                **
  AIM V.I. Capital Appreciation Fund                  n/a               n/a          n/a              n/a                **
  AIM V.I. Capital Development Fund                   n/a               n/a          n/a              n/a                **
  AIM V.I. Global Utilities Fund                      n/a               n/a          n/a              n/a                **
  AIM V.I. Government Securities Fund                 n/a               n/a          n/a              n/a                **
  AIM V.I. Growth & Income Fund                       n/a               n/a          n/a              n/a                **
  AIM V.I. Telecommunications and                     n/a               n/a          n/a              n/a                **
    Technology Fund
Fidelity Variable Insurance Products Fund
  VIP Overseas Portfolio                             41.56            16.49        10.59            11.30            05/02/88
Fidelity Variable Insurance Products Fund III

  VIP III Growth & Income Portfolio                   8.35              n/a          n/a            22.81            05/01/97
  VIP III Growth Opportunities Portfolio              3.49              n/a          n/a            18.65            05/01/97
  VIP III Mid Cap Portfolio                            n/a              n/a          n/a              n/a                  **
GE Investments Funds
  Income Fund                                        -2.17              n/a          n/a             2.39            12/12/97
  International Equity Fund                          29.35              n/a          n/a            14.98            05/01/95
  Money Market Fund                                   4.20             4.60         4.09             4.51            05/02/88
  Premier Growth Equity Fund                           n/a              n/a          n/a            17.96            05/03/99
  Real Estate Securities Fund                        -0.97              n/a          n/a             9.23            05/01/95
  S&P 500 Index Fund                                 19.71            26.89        16.87            17.06            05/02/88
  Total Return Fund                                  12.40            16.37        12.19            12.45            05/02/88
  U.S. Equity Fund                                   18.71              n/a          n/a            15.45            05/01/98
  Mid-Cap Value Equity Fund                          16.39              n/a          n/a            19.96            05/01/97
Janus Aspen Series Service Shares
  Capital Appreciation Portfolio                     65.75              n/a          n/a            55.89            05/01/97
  Equity Income Portfolio                              n/a              n/a          n/a              n/a                  **
  Flexible Income Portfolio                            .84              n/a          n/a             7.87            10/25/95
  High Yield Portfolio                                 n/a              n/a          n/a              n/a                  **
  International Growth Portfolio                     80.91              n/a          n/a            33.69            05/01/96
-----------------------------------------------------------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

*  Date on which a particular portfolio was first available in Separate Account
   4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

** Investment Subaccount has not yet been made available to the Separate
   Account.

Past performance is not a guarantee of future results.


Non-standardized Performance Data

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Adjusted Historical Performance Data.   We may disclose historic performance
data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the date on which a particular portfolio was first available in Separate Account 4. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the adjusted historic average annual total returns for the portfolios for periods from the time a particular portfolio was first available in Separate Account 4 to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2, below. The total returns of the portfolios have been reduced by all charges currently assessed under the Contract, as if the Contract had been in existence since the inception of the portfolio. In Table 2, adjusted total returns for the portfolios reflect deductions of all fees and charges under the Contract (including all portfolio expenses, the administrative expense charge and the mortality and expense risk charge (combined annual percentage of .75% of Contract Value)) assessed under the Contract. In Table 2, we assume that you make a complete surrender of the Contract at the end of the period, therefore we deduct the surrender charge.

                                    Table 2

Adjusted Historical Performance Data assuming surrender at the end of the applicable time period.


                                                     For the              For the         For the        Date of
                                                  1-year period        5-year period  10-year period    Portfolio
                                                  ended 12/31/99       ended 12/31/99  ended 12/31/99   Inception*
------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
  AIM V.I. Aggressive Growth Fund                           n/a                 n/a            n/a        05/01/98
  AIM V.I. Capital Appreciation Fund                        n/a                 n/a            n/a        05/05/93
  AIM V.I. Capital Development Fund                         n/a                 n/a            n/a        05/01/98
  AIM V.I. Global Utilities Fund                            n/a                 n/a            n/a        05/02/94
  AIM V.I. Government Securities Fund                       n/a                 n/a            n/a        05/05/93
  AIM V.I. Growth & Income Fund                             n/a                 n/a            n/a        05/02/94
  AIM V.I. Telecommunications Fund                          n/a                 n/a            n/a        10/18/93
Fidelity Variable Insurance Products Fund
  VIP Overseas Portfolio                                  41.56               16.49          10.59        01/28/87
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                        8.35                 n/a            n/a        12/31/96
  VIP III Growth Opportunities Portfolio                   3.49                 n/a            n/a        01/03/95
  VIP III Mid Cap Portfolio                                 n/a                 n/a            n/a        12/29/98
GE Investments Funds
  Income Fund                                             -2.17                 n/a            n/a        01/02/95
  International Equity Fund                               29.35                 n/a            n/a        05/01/95
  Money Market Fund                                        4.20                4.60           4.09        06/30/85
  Premier Growth Equity Fund                              35.24                 n/a            n/a        12/12/97
  Real Estate Securities Fund                             -0.97                 n/a            n/a        05/01/95
  S&P 500 Index Fund                                      19.71               26.89          16.87        04/14/85
  Total Return Fund                                       12.40               16.37          12.19        07/01/85
  U.S. Equity Fund                                        18.71                 n/a            n/a        01/02/95
  Mid-Cap Value Equity Fund                               16.39                 n/a            n/a        05/01/97
Janus Aspen Series
  Capital Appreciation Portfolio                          65.75                 n/a            n/a        05/01/97
  Equity Income Portfolio                                   n/a                 n/a            n/a        05/01/97
  Flexible Income Portfolio                                0.84               10.04            n/a        09/13/93
  High Yield Portfolio                                      n/a                 n/a            n/a        05/01/96
  International Growth Portfolio                          80.91               32.25            n/a        05/02/94
------------------------------------------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.


The supplement should be retained with your Prospectus for future reference


                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                              Richmond, VA  23230